Momentus Master Service Agreement (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended
	Apr. 14, 2025	Apr. 12, 2025	Jun. 30, 2024	Jun. 30, 2024
Master Service Agreement [Member] | Momentus Inc [Member]
Service fees rate		20.00%
Service fees		$ 3,000,000
Service fees rate		50.00%
Master Service Agreement [Member] | Maximum [Member] | Momentus Inc [Member]
Percentage of issued and outstanding common stock		19.90%
Momentus Inc [Member] | Master Service Agreement [Member]
Shares issued, price per share	$ 0.00001
Momentus Inc [Member] | Master Service Agreement [Member] | Series A Convertible Preferred Stock [Member]
Common stock issued	673,408
Common Stock [Member]
Common stock issued			65,307	65,307
Common Stock [Member] | Momentus Inc [Member] | Master Service Agreement [Member]
Common stock issued	477,455